Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Jun. 30, 2021
CURRENT ASSETS
Cash	$ 16,605,872	$ 4,912,442
Restricted cash		23,312
Short-term investments	52,255	549,895
Accounts receivable from third-party customers, net	1,649,169	2,367,326
Accounts receivable from related parties	1,094,855	515,193
Inventories, net	3,369,885	4,203,163
Due from related parties	105,403	32,528
Prepayments and other current assets	477,237	1,662,272
Total current assets	23,354,676	14,266,131
NON-CURRENT ASSETS
Property, plant and equipment, net	68,447,612	69,876,039
Right-of-use lease assets	4,589,678	5,170,395
Intangible assets, net	2,063,417	2,223,285
Long-term investments in equity investees	1,642,300	1,703,900
Deferred tax assets	699,039	605,658
Total non-current assets	77,442,046	79,579,277
TOTAL ASSETS	100,796,722	93,845,408
CURRENT LIABILITIES
Short-term bank loans	564,000	704,446
Current portion of long term bank loans	1,386,160	796,416
Accounts payable	1,033,476	847,151
Accounts payable – related parties	393,625	350,199
Due to related parties	130,468	2,001,940
Advances from customers	151,462	209,508
Taxes payable	1,557,661	4,443,192
Accrued expenses and other current liabilities	1,083,469	11,737,680
Operating lease liabilities, current	184,700	171,803
Total current liabilities	6,485,021	21,262,335
NON-CURRENT LIABILITIES
Long term bank loans	4,934,374	6,557,608
Operating lease liabilities, non-current	901,351	1,123,060
Total non-current liabilities	5,835,725	7,680,668
TOTAL LIABILITIES	12,320,746	28,943,003
Commitments and Contingencies
EQUITY
Additional paid-in capital	84,096,866	60,355,278
Statutory reserve	291,443	291,443
Retained earnings	7,864,267	4,628,708
Accumulated other comprehensive loss	(4,152,577)	(960,285)
Equity attributable to owners of the Company	88,178,547	64,374,393
Non-controlling interest	297,429	528,012
Total equity	88,475,976	64,902,405
TOTAL LIABILITIES AND EQUITY	100,796,722	93,845,408
Common Class A [Member]
EQUITY
Common stock value	60,410	41,111
Common Class B [Member]
EQUITY
Common stock value	$ 18,138	$ 18,138